COMPREHENSIVE EARNINGS (LOSS):	12 Months Ended
Dec. 31, 2011
COMPREHENSIVE EARNINGS (LOSS):
COMPREHENSIVE EARNINGS (LOSS):

NOTE 12—COMPREHENSIVE EARNINGS (LOSS):

The following table sets forth information with respect to accumulated other comprehensive earnings (loss):

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at January 1, 2009	$(14,292)	$191	$220	$(1,360)	$(15,241)
Unrealized gains (losses)	1,183	(709)	4,341	109	4,924
(Gains) losses reclassified to net earnings	—	—	(1,015)	—	(1,015)
Tax effect	(118)	263	(1,232)	23	(1,064)
Net of tax amount	1,065	(446)	2,094	132	2,845
Balance at December 31, 2009	(13,227)	(255)	2,314	(1,228)	(12,396)
Unrealized gains (losses)	856	(1,179)	7,313	(3,007)	3,983
(Gains) losses reclassified to net earnings	—	—	(2,651)	—	(2,651)
Tax effect	135	435	(1,724)	1,005	(149)
Net of tax amount	991	(744)	2,938	(2,002)	1,183
Balance at December 31, 2010	(12,236)	(999)	5,252	(3,230)	(11,213)
Unrealized gains (losses)	(2,496)	1,030	(397)	(3,092)	(4,955)
(Gains) losses reclassified to net earnings	—	—	(7,531)	—	(7,531)
Tax effect	46	(382)	2,933	1,149	3,746
Net of tax amount	(2,450)	648	(4,995)	(1,943)	(8,740)
Balance at December 31, 2011	$(14,686)	$(351)	$257	$(5,173)	$(19,953)